Net Loss Per Share (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2025	Sep. 30, 2025	May 31, 2025	Dec. 31, 2024
Net Loss Per Share (Tables) [Line Items]
Schedule of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share:

	For the nine months ended September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Aptorum Group Limited	$(1,055,775)	$(3,347,906)
Denominator:
Basic and diluted weighted average shares outstanding	7,132,512	5,400,840

Basic and diluted loss per share	$(0.15)	$(0.62)

The following table sets forth the computation of basic and diluted loss per share:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Numerator:
Net loss attributable to Aptorum Group Limited	$(4,267,806)	$(2,824,647)	$(9,799,560)
Denominator:
Weighted average shares outstanding(1)
– Basic(1)	5,453,103	4,521,133	3,569,484
– Diluted(1)	5,453,103	4,521,133	3,569,484

Net loss per share attributable to Aptorum Group Limited(1)
– Basic(1)	$(0.78)	$(0.62)	$(2.75)
– Diluted(1)	$(0.78)	$(0.62)	$(2.75)

(1)      All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.

DiamiR Biosciences Corp. [Member]
Net Loss Per Share (Tables) [Line Items]
Schedule of Antidilutive Common Stock Equivalents

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive:

	2025	2024
Stock options	511,950	511,950
Restricted stock	88,000	88,000
Warrants	—	29,336

Diamir Biosciences Corp [Member]
Net Loss Per Share (Tables) [Line Items]
Schedule of Antidilutive Common Stock Equivalents

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive in the six months ended November 30:

	2025	2024
Stock options	441,750	511,950
Restricted stock	88,000	88,000
Warrants	—	29,336